Prepaid Expenses and Other Current Assets (Details) - USD ($)	Sep. 30, 2022	Mar. 31, 2022
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Investment amount		$ 448,946
Minimum [Member]
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Interest rate per day	0.03%
Total receivables amount	$ 17,683
Maximum [Member]
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Interest rate per day	0.50%
Total receivables amount	$ 581,079